Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
May 31, 2024
XS8-NPRT1-0724
1.9870218.107
U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
1.125% 5/15/40	4,517,000	2,734,902
1.125% 8/15/40	67,470,000	40,466,186
1.375% 11/15/40	771,263,000	479,990,708
1.375% 8/15/50	11,528,000	5,797,323
1.625% 11/15/50	200,693,000	107,982,242
1.75% 8/15/41	455,540,000	297,115,287
1.875% 2/15/41	633,606,000	427,906,801
1.875% 2/15/51	616,105,000	353,706,842
1.875% 11/15/51	729,220,000	415,797,824
2% 11/15/41	915,080,000	620,252,663
2% 2/15/50	374,749,000	224,102,829
2% 8/15/51	819,020,000	483,541,726
2.25% 5/15/41	831,582,000	594,451,195
2.25% 8/15/46	172,941,000	113,911,374
2.25% 8/15/49	171,447,000	109,223,793
2.25% 2/15/52	1,405,440,000	880,101,904
2.375% 2/15/42	1,255,860,000	902,845,662
2.375% 11/15/49	798,892,000	522,712,543
2.375% 5/15/51	635,974,000	412,265,179
2.5% 2/15/45	707,149,000	498,263,818
2.5% 2/15/46	117,718,000	81,984,149
2.5% 5/15/46	136,970,000	95,113,894
2.75% 8/15/42	252,260,000	191,589,500
2.75% 11/15/42	193,274,000	146,284,259
2.75% 8/15/47	458,264,000	329,824,772
2.75% 11/15/47	267,357,000	192,006,189
2.875% 5/15/43	241,482,000	185,441,197
2.875% 8/15/45	36,432,000	27,346,770
2.875% 11/15/46	11,125,000	8,254,663
2.875% 5/15/49	579,799,000	422,460,575
2.875% 5/15/52	187,580,000	135,358,021
3% 5/15/42	79,079,000	62,663,930
3% 11/15/44	172,537,000	133,163,518
3% 5/15/45	158,044,000	121,459,283
3% 11/15/45	381,862,000	292,437,675
3% 2/15/47	489,794,000	370,999,824
3% 5/15/47	234,862,000	177,559,341
3% 2/15/48	595,209,000	447,336,764
3% 8/15/48	203,982,000	152,882,916
3% 2/15/49	360,187,000	269,296,062
3% 8/15/52	656,180,000	486,034,573
3.125% 11/15/41	59,163,000	48,141,580
3.125% 2/15/42	154,840,000	125,492,981
3.125% 2/15/43	170,521,000	136,576,663
3.125% 8/15/44	77,966,000	61,617,504
3.125% 5/15/48	256,342,000	196,892,686
3.25% 5/15/42	329,100,000	270,697,605
3.375% 8/15/42	295,660,000	247,003,142
3.375% 5/15/44	122,930,000	101,244,380
3.375% 11/15/48	235,391,000	188,790,938
3.5% 2/15/39	128,034,000	113,940,258
3.625% 8/15/43	393,132,000	337,878,524
3.625% 2/15/44	142,857,000	122,427,333
3.625% 2/15/53	342,780,000	287,091,639
3.625% 5/15/53	741,700,000	621,289,641
3.75% 8/15/41	107,358,000	95,783,466
3.75% 11/15/43	103,069,000	90,096,800
3.875% 2/15/43	214,800,000	192,011,063
3.875% 5/15/43	17,000,000	15,161,875
4% 11/15/42	126,720,000	115,508,250
4% 11/15/52	371,200,000	333,326,000
4.125% 8/15/53	475,900,000	436,489,531
4.25% 5/15/39	7,357,000	7,108,989
4.25% 11/15/40	47,867,000	45,744,772
4.25% 2/15/54	47,800,000	44,834,906
4.375% 2/15/38	57,424,000	56,728,631
4.375% 11/15/39	17,280,000	16,881,075
4.375% 5/15/40	164,823,000	160,560,779
4.375% 5/15/41	93,368,000	90,380,953
4.375% 8/15/43	88,670,000	84,676,387
4.5% 2/15/36 (b)	69,718,000	70,287,182
4.5% 5/15/38	29,300,000	29,282,832
4.5% 8/15/39	89,444,000	88,741,725
4.5% 2/15/44	100,000,000	97,046,875
4.625% 2/15/40	35,743,000	35,877,036
4.625% 5/15/54	200,000,000	199,750,000
4.75% 2/15/37	35,563,000	36,593,772
4.75% 2/15/41	110,773,000	112,274,494
4.75% 11/15/43	386,600,000	387,566,500
4.75% 11/15/53	746,800,000	760,802,500
5% 5/15/37	111,927,000	117,838,145
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,640,435,345)		18,403,108,088

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	258,929,403	258,981,189
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	57,859,739	57,865,525
TOTAL MONEY MARKET FUNDS (Cost $316,846,714)		316,846,714

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $23,957,282,059)	18,719,954,802
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(107,909,701)
NET ASSETS - 100.0%	18,612,045,101

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	253,791,208	355,842,783	350,650,730	1,675,079	(2,072)	-	258,981,189	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	-	116,862,511	58,996,986	1,545	-	-	57,865,525	0.2%
Total	253,791,208	472,705,294	409,647,716	1,676,624	(2,072)	-	316,846,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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